Recurring Fair Value Measurements (Details) - Schedule of Presents the Changes in the Fair Value of the Forward Purchase Agreement (“Fpa”) Liability - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Forward purchase agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of opening balance		$ 633,205
Issuance of liability			308,114
Change in fair value		(633,205)	325,091
Fair value as of ending balance			633,205
Subscription purchase agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of opening balance	1,946,467	3,220,499
Issuance of liability	5,165,385		3,202,222
Change in fair value	2,079,310	(2,655,232)	18,277
Fair value as of ending balance	$ 9,191,162	$ 1,946,467	$ 3,220,499